Annual Fund Operating Expenses	May 01, 2026
LoCorr Macro Strategies Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
LoCorr Macro Strategies Fund | LoCorr Macro Strategies Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	2.00%
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	2.00%	[2]
LoCorr Macro Strategies Fund | LoCorr Macro Strategies Fund, Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	2.75%
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	2.75%	[2]
LoCorr Macro Strategies Fund | LoCorr Macro Strategies Fund, Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.75%
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	1.75%	[2]
LoCorr Long/Short Commodities Strategy Fund | LoCorr Long/Short Commodities Strategy Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.34%	[3]
Component3 Other Expenses	0.32%
Other Expenses (as a percentage of Assets):	0.66%	[4]
Expenses (as a percentage of Assets)	2.41%
LoCorr Long/Short Commodities Strategy Fund | LoCorr Long/Short Commodities Strategy Fund, Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.34%	[3]
Component3 Other Expenses	0.32%
Other Expenses (as a percentage of Assets):	0.66%	[4]
Expenses (as a percentage of Assets)	3.16%
LoCorr Long/Short Commodities Strategy Fund | LoCorr Long/Short Commodities Strategy Fund, Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.34%	[3]
Component3 Other Expenses	0.32%
Other Expenses (as a percentage of Assets):	0.66%	[4]
Expenses (as a percentage of Assets)	2.16%
LoCorr Market Trend Fund | LoCorr Market Trend Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	2.06%
LoCorr Market Trend Fund | LoCorr Market Trend Fund, Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	2.81%
LoCorr Market Trend Fund | LoCorr Market Trend Fund, Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	1.81%
LoCorr Dynamic Opportunity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
LoCorr Dynamic Opportunity Fund | LoCorr Dynamic Opportunity Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.25%
Component2 Other Expenses	0.36%
Component3 Other Expenses	0.81%	[5]
Other Expenses (as a percentage of Assets):	1.17%
Expenses (as a percentage of Assets)	2.92%
Fee Waiver or Reimbursement	(0.32%)	[6]
Net Expenses (as a percentage of Assets)	2.60%	[6]
LoCorr Dynamic Opportunity Fund | LoCorr Dynamic Opportunity Fund, Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	1.00%
Component2 Other Expenses	0.36%
Component3 Other Expenses	0.81%	[5]
Other Expenses (as a percentage of Assets):	1.17%
Expenses (as a percentage of Assets)	3.67%
Fee Waiver or Reimbursement	(0.32%)	[6]
Net Expenses (as a percentage of Assets)	3.35%	[6]
LoCorr Dynamic Opportunity Fund | LoCorr Dynamic Opportunity Fund, Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Component2 Other Expenses	0.36%
Component3 Other Expenses	0.81%	[5]
Other Expenses (as a percentage of Assets):	1.17%
Expenses (as a percentage of Assets)	2.67%
Fee Waiver or Reimbursement	(0.32%)	[6]
Net Expenses (as a percentage of Assets)	2.35%	[6]
LoCorr Spectrum Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
LoCorr Spectrum Income Fund | LoCorr Spectrum Income Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.30%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.55%	[7]
Acquired Fund Fees and Expenses	1.39%	[8]
Expenses (as a percentage of Assets)	3.49%
Fee Waiver or Reimbursement	(0.05%)	[9]
Net Expenses (as a percentage of Assets)	3.44%	[9]
LoCorr Spectrum Income Fund | LoCorr Spectrum Income Fund, Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.30%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.55%	[7]
Acquired Fund Fees and Expenses	1.39%	[8]
Expenses (as a percentage of Assets)	4.24%
Fee Waiver or Reimbursement	(0.05%)	[9]
Net Expenses (as a percentage of Assets)	4.19%	[9]
LoCorr Spectrum Income Fund | LoCorr Spectrum Income Fund, Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.55%	[7]
Acquired Fund Fees and Expenses	1.39%	[8]
Expenses (as a percentage of Assets)	3.24%
Fee Waiver or Reimbursement	(0.05%)	[9]
Net Expenses (as a percentage of Assets)	3.19%	[9]
LoCorr Hedged Core Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
LoCorr Hedged Core Fund | LoCorr Hedged Core Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.45%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%	[10]
Component3 Other Expenses	0.42%
Other Expenses (as a percentage of Assets):	0.57%
Expenses (as a percentage of Assets)	2.27%
Fee Waiver or Reimbursement	(0.04%)	[11]
Net Expenses (as a percentage of Assets)	2.23%
LoCorr Hedged Core Fund | LoCorr Hedged Core Fund, Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.45%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%	[10]
Component3 Other Expenses	0.42%
Other Expenses (as a percentage of Assets):	0.57%
Expenses (as a percentage of Assets)	2.02%
Fee Waiver or Reimbursement	(0.04%)	[11]
Net Expenses (as a percentage of Assets)	1.98%
LoCorr Strategic Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
LoCorr Strategic Allocation Fund | LoCorr Strategic Allocation Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.24%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.32%	[12]
Expenses (as a percentage of Assets)	2.81%
Fee Waiver or Reimbursement	(0.97%)	[13]
Net Expenses (as a percentage of Assets)	1.84%
LoCorr Strategic Allocation Fund | LoCorr Strategic Allocation Fund, Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.24%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.32%	[12]
Expenses (as a percentage of Assets)	2.56%
Fee Waiver or Reimbursement	(0.97%)	[13]
Net Expenses (as a percentage of Assets)	1.59%

[1]	The fees in the table above have been restated to reflect a management fee of 1.50% of the average daily net assets of the Fund, effective as of April 1, 2026. Prior to April 1, 2026, the management fee was 1.65% of the average daily net assets of the Fund.
[2]	Prior to April 1, 2026, the Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any Rule 12b-1 distribution and/or servicing fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on short sales, swap fees, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation expenses and inclusive of offering and organizational costs incurred prior to the commencement of operations) (the "Expense Cap") would not exceed 1.99% of the Fund’s average daily net assets attributable to each class of the Fund. Effective as of April 1, 2026, the Expense Cap will not exceed 1.84% of the Fund's average daily net assets attributable to each class of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years following the date on which the fee waiver or expense reimbursement occurred, if the Fund is able to make the recoupment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the Adviser. The Expense Cap will remain in effect through at least April 30, 2027.
[3]	The cost of the Swap and the Commodity Pool does not include the fees and expenses of the CTAs included in the Swap and Commodity Pool. The returns of the Swap and the Commodity Pool will be reduced and its losses increased by the costs associated with the Swap and Commodity Pool, which are the fees and expenses deducted by the counterparty in the calculation of the returns on the Swap and Commodity Pool, including the management and performance fees of the CTAs. A performance fee for one or more managers represented in the Swap and Commodity Pool may be deducted from the return of the Swap and Commodity Pool even if the aggregate respective returns of the Swap and Commodity Pool are negative. These fees, which are not reflected in the Annual Fund Operating Expenses table, are embedded in the returns of the Swap and Commodity Pool and represent an indirect cost of investing in the Fund. Generally, the management fees and performance fees of the CTAs included in the Swap and Commodity Pool may range up to 1.50% of the Fund's allocated net assets and up to 20% of the returns, respectively. Such fees are accrued daily within the index and deducted from the Swap and Commodity Pool value quarterly. Fees have been restated to reflect current expenses.
[4]	"Other Expenses" include both the expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary") and the fee paid to the counterparty of the Fund's total return swap ("Swap") and the Fund's commodity pool ("Commodity Pool"), which are the primary ways the Fund seeks exposure to managers' (which are generally commodity trading advisors ("CTAs")) trading vehicles (each, an "Underlying Fund"). The Swap is designed to replicate the aggregate returns of the trading strategies of the CTAs through a customized index. More information regarding the Subsidiary and the investments made to pursue the Fund's Commodities strategy can be found in the "Principal Investment Strategies" section of this Prospectus.
[5]	"Other Expenses includes expenses incurred by the Fund in the normal course of operations together with recoupment of management fees previously reimbursed to the Fund. Such expenses are borne by the Fund separately from the management fees paid to the Advisor.
[6]	The Fund's Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 30, 2027, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any Rule 12b-1 distribution and/or servicing fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on short sales, swap fees, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation expenses and inclusive of offering and organizational costs incurred prior to the commencement of operations) will not exceed 1.99% of the Fund’s daily average net assets attributable to each class of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years following the date on which the fee waiver or expense reimbursement occurred, if the Fund is able to make the repayment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the Adviser.
[7]	"Other Expenses" includes expenses incurred by the Fund in the normal course of operations together with recoupment of management fees previously reimbursed to the Fund. Such expenses are borne by the Fund separately from the management fees paid to the Adviser.
[8]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[9]	The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 30, 2027, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any Rule 12b-1 distribution and/or servicing fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on short sales, swap fees, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation expenses and inclusive of offering and organizational costs incurred prior to the commencement of operations) will not exceed 1.80% of the Fund’s daily average net assets attributable to each class of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years following the date on which the fee waiver or expense reimbursement occurred, if the Fund is able to make the repayment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the Adviser.
[10]	The cost of the Swap and the Commodity Pool does not include the fees and expenses of the CTAs included in the Swap and Commodity Pool. The returns of the Swap and the Commodity Pool will be reduced and its losses increased by the costs associated with the Swap and Commodity Pool, which are the fees and expenses deducted by the counterparty in the calculation of the returns on the Swap and Commodity Pool, including the management and performance fees of the CTAs. A performance fee for one or more managers represented in the Swap and Commodity Pool may be deducted from the return of the Swap and Commodity Pool even if the aggregate respective returns of the Swap and Commodity Pool are negative. These fees, which are not reflected in the Annual Fund Operating Expenses table, are embedded in the returns of the Swap and Commodity Pool and represent an indirect cost of investing in the Fund. Generally, the management fees and performance fees of the CTAs included in the Swap and Commodity Pool may range up to 1.50% of the Fund's allocated net assets and up to 20% of returns. Given the expected allocations, it is expected that management fees will be 0.75% of Fund net assets and up to 20% of the returns, respectively. Such fees are accrued daily within the index and deducted from the Swap and Commodity Pool value quarterly.
[11]	The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 30, 2027, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any Rule 12b-1 distribution and/or servicing fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on short sales, swap fees, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation expenses and inclusive of offering and organizational costs incurred prior to the commencement of operations) will not exceed 1.83% of the Fund’s daily average net assets attributable to each class of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years following the date on which the fee waiver or expense reimbursement occurred, if the Fund is able to make the repayment without exceeding the expense limitation at the time of waiver and its current expense limitations and the repayment is approved by the Board of Trustees. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the Adviser.
[12]	Other expenses are estimated for the current fiscal period.
[13]	The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 30, 2027, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any Rule 12b-1 distribution and/or servicing fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on short sales, swap fees, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation expenses and inclusive of offering and organizational costs incurred prior to the commencement of operations) will not exceed 1.59% of the Fund’s daily average net assets attributable to each class of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years following the date on which the fee waiver or expense reimbursement occurred, if the Fund is able to make the repayment without exceeding the expense limitation at time of waiver and its current expense limitations and the repayment is approved by the Board of Trustees. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the Adviser.